SIGNIFICANT ACCOUNTING POLICIES (Employee Related Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Severance expenses	$ 2,850	$ 3,162	$ 3,138
Contributions to employee benefits plan	$ 507	$ 526	$ 479